Consolidated Statments of Cash Flow - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows - Operating Activities
Net income	$ (21,089,284)	$ (235,591)	$ (1,139,072)	$ (306,153)
Changes in operating assets and liabilities
Accounts receivable, net	(143,637)	301,740	557,980	27,471
Prepaid expenses	(9,036)	(1)	(4,375)
Accrued expenses	337,259	(8,792)	151,778	36,042
Net cash flows - operating activities	(1,995,109)	(75,648)	(769,104)	74,822
Cash Flows - Financing Activities
Net cash flows - financing activities	(38,359)	565,457	1,851,353	1,919,408
Net change in cash and cash equivalents	(2,173,566)	316,910
Cash and Cash Equivalents			783,950	1,801,230
Cash, Beginning of Year	2,585,180	1,801,230	1,801,230
Cash, End of Year	411,614	2,118,140	2,585,180	1,801,230
Four Cubed Management Llc [Member]
Cash Flows - Operating Activities
Net income	386,698	259,094	774,972	315,280
Deferred tax assets		(7,000)	20,000	(12,000)
Gain on extinguishment of debt	(39,184)
Changes in operating assets and liabilities
Accounts receivable, net	42,938	(159,912)	(78,581)	155,338
Prepaid expenses		(1,574)		4,949
Accounts payable	27,555	204,208	303,689	(348,861)
Income taxes payable		12,491	(11,137)	(59,026)
Accrued expenses	(3,040)	(1,046)	2,396	(2,066)
Total adjustments	28,269	47,167	236,367	(261,666)
Net cash flows - operating activities	414,967	306,261	1,011,339	53,614
Cash Flows - Financing Activities
Proceeds from long-term debt		39,184	39,184
Distributions	(978,267)	(74,625)	(606,528)	(283,786)
Net cash flows - financing activities	(978,267)	(35,441)	(567,344)	(283,786)
Net change in cash and cash equivalents	(563,300)	270,820
Cash and Cash Equivalents			443,995	(207,090)
Cash, Beginning of Year	1,186,219	742,224	742,224	949,314
Cash, End of Year	622,919	1,013,044	1,186,219	742,224
Supplemental disclosure of cash flow information:
Cash paid for income taxes		$ 43,500	$ 55,009	$ 191,032